Members’ Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Members’ Capital

Note 11 – Members’ Capital

Our Operating Agreement generally authorizes our Board to issue an unlimited number of units and options, rights, warrants and appreciation rights relating to such units for consideration or for no consideration and on the terms and conditions as determined by our Board, in its sole discretion, in most cases without the approval of our members. These additional securities may be used for a variety of purposes, including in future offerings to raise additional capital and acquisitions. Our Operating Agreement currently authorizes the issuance of an unlimited number of Class A units, 100,000 Class B units and one Class M unit.

For the years ended December 31, 2022 and 2021, we issued 141,300 Class A units and 3,382,049 Class A units (inclusive of 1,250,010 Class A units exchanged in connection with the Merger), respectively. See “Note 2 – Exchange Offer, Conversion and Merger,” for additional details regarding the Merger. As of December 31, 2022, there were 3,523,449 Class A units, 100,000 Class B units and one Class M unit issued and outstanding. As of December 31, 2021, there were 3,382,149 Class A units, 100,000 Class B units and one Class M unit issued and outstanding.

As of December 31, 2021, there were 202,952 Class A units issued by the Company pursuant to subscription agreements which had not yet settled. Accordingly, $20.3 million was a non-cash financing activity during 2021 and was recorded as a Subscriptions receivable in our consolidated balance sheet relating to such units issued as of December 31, 2021. All of these funds were received during January 2022.

Class A units

Upon payment in full of any consideration payable with respect to the initial issuance of our Class A units, the holder thereof will not be liable for any additional capital contributions to the Company. Holders of our Class A units are not entitled to preemptive, redemption or conversion rights. Holders of our Class A units are entitled to one vote per unit on all matters submitted to a vote of our members. Matters must generally be approved by a majority (or, in the case of the election of directors, by a plurality) of the votes entitled to be cast.

Holders of our Class A units share ratably in any distributions we make, subject to any statutory or contractual restrictions on distributions and to any restrictions on distributions imposed by the terms of any preferred units we issue.

Upon our dissolution, liquidation or winding up, after payment of all amounts required to be paid to creditors and holders of preferred units, if any, holders of our Class A units are entitled to receive our remaining assets available for distribution.

Class B units

All of our Class B units are currently held by our Manager and were issued on September 14, 2021. Holders of our Class B units are not entitled to preemptive, redemption or conversion rights. Holders of our Class B units are entitled to one vote per unit on all matters submitted to a vote of our members. Matters must generally be approved by a majority (or, in the case of the election of directors, by a plurality) of the votes entitled to be cast.

Holders of our Class B units are entitled to share ratably as a class in 5% of any gains recognized by or distributed to the Company or recognized by or distributed from our Operating Companies or any subsidiary or other entity related to the Company, regardless of whether the holders of our Class A units have received a return of their capital. The allocation and distribution rights that the holders of our Class B units are entitled to may not be amended, altered or repealed, and the number of authorized Class B units may not be increased or decreased, without the consent of the holders of our Class B units. In addition, our Manager, or any other holder of our Class B units, will continue to hold the Class B units even if our Manager is no longer our manager.

Upon our dissolution, liquidation or winding up, after payment of all amounts required to be paid to creditors and holders of preferred units, if any, holders of our Class B units will be entitled to receive any accrual of gains or distributions otherwise distributable pursuant to the terms of the Class B units, regardless of whether the holders of our Class A units have received a return of their capital.

Class M unit

The Class M unit is currently held by our Manager and was issued on September 14, 2021. The holder of our Class M unit is not entitled to preemptive, redemption or conversion rights. The holder of our Class M unit is entitled to that number of votes equal to the product obtained by multiplying (i) the sum of the aggregate number of outstanding Class A units plus Class B units, by (ii) 10, on matters on which the Class M unit has a vote. Our Manager will continue to hold the Class M unit for so long as it remains our manager.

The holder of our Class M unit does not have any right to receive ordinary, special or liquidating distributions.

Preferred units

Under our Operating Agreement, our Board may from time to time establish and cause us to issue one or more classes or series of preferred units and set the designations, preferences, rights, powers and duties of such classes or series.

Subscriptions Receivable

Subscriptions receivable consist of Class A units that have been issued with subscriptions that have not yet settled. As of December 31, 2022 and 2021, there was zero and $20.3 million, respectively, in subscriptions that had not yet settled. Subscriptions receivable are carried at cost, which approximates fair value.

Basic and Diluted Loss Per Class A Unit

For the years ended December 31, 2022 and 2021, the basic and diluted weighted-average units outstanding were 3,416,527 and 410,194, respectively. For the years ended December 31, 2022 and 2021, net loss attributable to our Class A units was $7.7 million and $3.1 million, respectively, and the loss per basic and diluted unit was $2.25 and $7.64, respectively.